Segmented Information - Disclosure of detailed information about royalty and property and equipment revenue by location (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Royalty interests	$ 808,720	$ 135,720
North America
Disclosure of operating segments [line items]
Royalty interests	91,251	20,521
South America
Disclosure of operating segments [line items]
Royalty interests	199,669	0
Europe
Disclosure of operating segments [line items]
Royalty interests	343,635	0
AUSTRALIA
Disclosure of operating segments [line items]
Royalty interests	114,230	64,554
Africa
Disclosure of operating segments [line items]
Royalty interests	$ 59,935	$ 50,645